Schedule of Assets (Held at End of Year) - Schedule of Assets (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Plan Name	EMPLOYEE SAVINGS AND STOCK OWNERSHIP PLAN OF GENERAL RE
Entity Tax Identification Number	06-1026471
EBP, Plan Number	002
Notes receivable from participants	$ 3,925,283
Total assets held for investment purposes	$ 1,700,094,061
Employee benefit plan, asset held for investment, participant loan, maturity year	2054
Investment, Identifier [Axis]: Collective Trust Fidelity Management Trust Co. Growth Company Commingled Pool A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 251,877,448
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Management Trust Co [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Collective Trust Fidelity Management Trust Co. Managed Income Portfolio - Class 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 11,867,327
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Management Trust Co [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Mutual Funds American Beacon Large-Cap Fund R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 18,540,273
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Beacon [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Mutual Funds American Funds Capital World Growth & Income Fund R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 17,223,341
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Mutual Funds BlackRock BlackRock Strategic Global Bond Fund K
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 7,652,946
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	BlackRock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Mutual Funds Fidelity Balanced Fund K
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 119,219,633
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Mutual Funds Fidelity Emerging Markets K
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 16,277,242
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Mutual Funds Fidelity Freedom Index 2010 IPR
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 153,815
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Mutual Funds Fidelity Freedom Index 2015 IPR
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3,117,545
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Mutual Funds Fidelity Freedom Index 2020 IPR
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 10,317,147
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Mutual Funds Fidelity Freedom Index 2025 IPR
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 27,048,541
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Mutual Funds Fidelity Freedom Index 2030 IPR
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 25,015,807
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Mutual Funds Fidelity Freedom Index 2035 IPR
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 23,190,872
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Mutual Funds Fidelity Freedom Index 2040 IPR
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 29,216,288
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Mutual Funds Fidelity Freedom Index 2050 IPR
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 12,376,158
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Mutual Funds Fidelity Freedom Index 2060 IPR
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 642,775
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Mutual Funds Fidelity Freedom Index Income IPR
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,417,119
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Mutual Funds Fidelity Government Institutional Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 77,789,302
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Mutual Funds Fidelity Overseas Fund K
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 17,167,641
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Mutual Funds Fidelity Real Estate Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 7,270,371
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Mutual Funds Fidelity S&P 500 Index
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 136,340,984
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Mutual Funds Fidelity Spartan US Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 32,983,363
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Mutual Funds Neuberger Berman Genesis Trust Fund R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 16,287,488
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Neuberger Berman [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Mutual Funds PIMCO High Yield Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 15,968,545
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	PIMCO [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Mutual Funds Vanguard All World Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 20,251,400
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Mutual Funds Vanguard Inflation Protected Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 13,101,104
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Mutual Funds Vanguard Mid-Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 43,487,760
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Mutual Funds Vanguard Small-Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 32,132,339
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Separately Managed Funds Berkshire B Unitized Stock Fund - Money Market
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,196,695
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanPooledSeparateAccountMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Separately Managed Funds Berkshire Hathaway Berkshire B Unitized Stock Fund - Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 91,803,493
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanPooledSeparateAccountMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Berkshire Hathaway [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Separately Managed Funds Berkshire Hathaway Gen Re Berkshire B ESOP Fund - Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 615,234,016
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanPooledSeparateAccountMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Berkshire Hathaway [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	10.50%